FLORENCE ROYALTY OBLIGATION - Schedule of florence royalty obligation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Florence Royalty Obligation [Abstract]
Proceeds from Florence royalty obligation	$ 67,695
Deferred financing fees	(1,086)
Accretion and fair value adjustments on Florence royalty obligation	12,993	$ 0
Unrealized foreign exchange loss	4,781
Florence royalty obligation as at December 31, 2024	$ 84,383	$ 0